Description of the business and summary of significant accounting policies - Relevant events (Details) $ in Billions	Dec. 11, 2020 $ / shares shares	Feb. 24, 2020	Jun. 20, 2019 MXN ($) item	Feb. 16, 2018 shares	Nov. 10, 2016	Feb. 17, 2010	May 09, 2005
Description of the business and summary of significant accounting policies
Notes issued | $			$ 1.5
Authorized amount under the program | $			$ 3.0
Maturity of notes			5 years
Term of authorization to provide air transportation services		20 years
Concesionaria
Description of the business and summary of significant accounting policies
Term of authorization to provide air transportation services						10 years	5 years
Volaris Costa Rica
Description of the business and summary of significant accounting policies
Term of authorization to provide air transportation services					5 years
28-day TIIE
Description of the business and summary of significant accounting policies
Basis points			1.75%
Asset backed trust notes ("CEBUR"), in Mexican pesos
Description of the business and summary of significant accounting policies
Number of notes issued | item			15,000,000
Notes issued | $			$ 1.5
Authorized amount under the program | $			$ 3.0
Maturity of notes			5 years
Basis points			1.75%
Series B shares
Description of the business and summary of significant accounting policies
Conversion of equivalent number of shares				45,968,598
Series A shares
Description of the business and summary of significant accounting policies
Number of shares per CPO	1
American Depositary Shares
Description of the business and summary of significant accounting policies
Weighted average share price | $ / shares	$ 11.25
Number of CPOs per ADS	10
Primary follow-on equity offering
Description of the business and summary of significant accounting policies
Number of shares offered	134,000,000
Over-allotment | American Depositary Shares
Description of the business and summary of significant accounting policies
Number of shares issued	20,100,000